Acquisition of Archimidis Container Carrier Corp. (M/V Archimidis) - Pro Forma Financial Information (Table) (Details) (Archimidis Container Carrier Corp., USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Archimidis Container Carrier Corp.
Business Acquisition
Total revenues	$ 155,011	$ 139,890
Partnership's net income	2,746	72,813
Preferred unit holders' interest in Partnership's net income	10,809	0
General Partner's interest in Partnership's net (loss) / income	(161)	1,456
Common unit holders interest in Partnership's net (loss)/income	$ (7,902)	$ 71,357
Net (loss) / income per common unit (basic and diluted)	$ (0.12)	$ 1.51